10. Stockholders Deficit - Common Stock Issued (Details) (USD $)	15 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Warrants Exercised	Dec. 31, 2013 Services Rendered - Related Party	Dec. 31, 2013 Acquisition of 4.5% interest in subsidiary
Quantity	3,367,000			1,400,000	500,000	1,467,000
Valuation	$ 493,150			$ 1,400	$ 125,000	$ 366,750
Range of Value per Share		$ 0.001	$ 0.250	$ 0.001	$ 0.25	$ 0.25